GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(4)(s)(5)

GS Loan ID	Vendor Loan ID	New GS ID	Unique ID	Trade Flag	Trade Status	Customer Loan ID	Seller Loan ID	Mod Doc Status	Vendor Comment	Tape Mod Program Type	Audited Mod Program Type	Diff Mod Program	Tape Active Temp Mod	Audited Active Temp Mod	Diff Active Temp	Tape Amortization Type	Audited Amortization Type	Diff Amort	Tape Mod Date	Audited Mod Date	Diff Mod Date	Tape Mod First Payment Date	Audited Mod First Payment Date	Diff First Pmt Date	Tape Maturity Date	Audited Maturity Date	Diff Maturity Date	Tape Current Rate	Audited Current Rate	Diff Current Rate	Tape Current Payment	Audited Current Payment	Diff Current Payment	Tape Mod Interest Only	Audited Mod Interest Only	Diff Interest Only	Tape Mod Accruing Balance	Audited Mod Accruing Balance	Diff Accruing Balance	Tape Mod Deferred Balance	Audited Mod Deferred Balance	Diff Deferred Balance
XXXXX	XXXXX	XXXXX	711717			XXXXX		Signed			LenderMODProgram	X		No	X		Fixed	X	XXXXX	XXXXX			XXXXX	X	XXXXX	XXXXX		XXXX%	XXXX%		XXXXX	XXXXX			No			XXXXX	X	$XXXX
XXXXX	XXXXX	XXXXX	468666	Adverse		XXXXX		Signed			LenderMODProgram	X		No	X		Fixed	X	XXXXX	XXXXX			XXXXX	X	XXXXX	XXXXX		XXXX%	XXXX%		XXXXX	XXXXX			No			XXXXX	X	$XXXX
XXXXX	XXXXX	XXXXX	341104			XXXXX		Signed			HAMP	X		No	X		Step	X	XXXXX	XXXXX			XXXXX	X	XXXXX	XXXXX	X	XXXX%	XXXX%	X	XXXXX	XXXXX	X		No			XXXXX	X	$XXXX
XXXXX	XXXXX	XXXXX	661856			XXXXX		Signed			LenderMODProgram	X		No	X		Fixed	X	XXXXX	XXXXX	X		XXXXX	X	XXXXX	XXXXX		XXXX%	XXXX%		XXXXX	XXXXX			No			XXXXX	X	$XXXX	$XXXX